LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–94.65%
Aerospace & Defense–0.32%
Curtiss-Wright Corp.	4,550	$ 683,228
HEICO Corp. Class A	1,650	209,269
Raytheon Technologies Corp.	6,800	673,676
Spirit AeroSystems Holdings, Inc. Class A	1,200	58,668
Textron, Inc.	6,710	499,090
		2,123,931
Air Freight & Logistics–0.09%
CH Robinson Worldwide, Inc.	1,800	193,878
Expeditors International of Washington, Inc.	4,000	412,640
		606,518
Airlines–0.57%
†Alaska Air Group, Inc.	3,700	214,637
†Copa Holdings SA Class A	4,500	376,380
†Delta Air Lines, Inc.	25,320	1,001,912
†Southwest Airlines Co.	47,976	2,197,301
		3,790,230
Auto Components–0.05%
†Aptiv PLC	2,950	353,144
		353,144
Automobiles–0.18%
Ford Motor Co.	50,300	850,573
†General Motors Co.	8,120	355,169
		1,205,742
Banks–7.30%
Bank of America Corp.	70,650	2,912,193
Bank OZK	1,200	51,240
Citizens Financial Group, Inc.	129,273	5,859,945
Comerica, Inc.	5,550	501,886
East West Bancorp, Inc.	4,500	355,590
Fifth Third Bancorp	141,567	6,093,044
First Citizens BancShares, Inc. Class A	1,971	1,311,898
First Horizon Corp.	8,700	204,363
First Republic Bank	4,700	761,870
FNB Corp.	10,700	133,215
Huntington Bancshares, Inc.	460,322	6,729,908
KeyCorp	5,500	123,090
M&T Bank Corp.	45,735	7,752,082
PacWest Bancorp	3,300	142,329
Pinnacle Financial Partners, Inc.	1,400	128,912
Popular, Inc.	12,300	1,005,402
Regions Financial Corp.	246,958	5,497,285
Signature Bank	1,400	410,886
†SVB Financial Group	1,495	836,378
Synovus Financial Corp.	2,200	107,800
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Truist Financial Corp.	4,470	$ 253,449
Webster Financial Corp.	2,961	166,171
Wells Fargo & Co.	42,980	2,082,811
Western Alliance Bancorp	4,300	356,126
Wintrust Financial Corp.	4,000	371,720
Zions Bancorp NA	67,047	4,395,601
		48,545,194
Beverages–1.00%
†Boston Beer Co., Inc. Class A	225	87,406
Constellation Brands, Inc. Class A	13,234	3,048,055
Keurig Dr Pepper, Inc.	70,610	2,676,119
PepsiCo, Inc.	5,080	850,290
		6,661,870
Biotechnology–0.93%
AbbVie, Inc.	11,955	1,938,025
†Alnylam Pharmaceuticals, Inc.	550	89,810
Amgen, Inc.	3,150	761,733
†BioMarin Pharmaceutical, Inc.	1,200	92,520
†Exelixis, Inc.	2,300	52,141
Gilead Sciences, Inc.	13,930	828,138
†Horizon Therapeutics PLC	1,100	115,731
†Incyte Corp.	750	59,565
†Iovance Biotherapeutics, Inc.	10,700	178,155
†Mirati Therapeutics, Inc.	2,700	221,994
†Moderna, Inc.	775	133,501
†Neurocrine Biosciences, Inc.	1,300	121,875
†Regeneron Pharmaceuticals, Inc.	680	474,926
†Sarepta Therapeutics, Inc.	10,825	845,649
†Ultragenyx Pharmaceutical, Inc.	3,900	283,218
		6,196,981
Building Products–2.47%
†Builders FirstSource, Inc.	13,400	864,836
Carlisle Cos., Inc.	28,366	6,975,767
Fortune Brands Home & Security, Inc.	68,641	5,098,653
Johnson Controls International PLC	21,260	1,394,018
MDU Resources Group, Inc.	11,900	317,135
Trane Technologies PLC	11,520	1,759,104
		16,409,513
Capital Markets–5.81%
Affiliated Managers Group, Inc.	3,670	517,287
Ameriprise Financial, Inc.	42,145	12,658,672
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Ares Management Corp. Class A	1,400	$ 113,722
Evercore, Inc. Class A	400	44,528
Invesco Ltd.	11,700	269,802
Jefferies Financial Group, Inc.	14,450	474,683
KKR & Co., Inc.	5,000	292,350
LPL Financial Holdings, Inc.	3,675	671,349
Morgan Stanley	6,300	550,620
Morningstar, Inc.	950	259,512
Northern Trust Corp.	42,545	4,954,365
Raymond James Financial, Inc.	56,651	6,226,511
S&P Global, Inc.	1,662	681,719
State Street Corp.	65,737	5,727,007
Stifel Financial Corp.	1,800	122,220
T Rowe Price Group, Inc.	29,332	4,434,705
Virtu Financial, Inc. Class A	17,600	655,072
		38,654,124
Chemicals–1.73%
†Axalta Coating Systems Ltd.	1,700	41,786
Celanese Corp.	27,065	3,866,777
CF Industries Holdings, Inc.	6,800	700,808
DuPont de Nemours, Inc.	11,530	848,377
Eastman Chemical Co.	4,500	504,270
Huntsman Corp.	15,760	591,158
LyondellBasell Industries NV Class A	925	95,109
RPM International, Inc.	39,492	3,216,228
Scotts Miracle-Gro Co.	1,700	209,032
Valvoline, Inc.	12,700	400,812
Westlake Chemical Corp.	8,450	1,042,730
		11,517,087
Commercial Services & Supplies–0.22%
†IAA, Inc.	3,600	137,700
Republic Services, Inc.	10,010	1,326,325
		1,464,025
Communications Equipment–1.21%
†Ciena Corp.	7,500	454,725
Cisco Systems, Inc.	6,120	341,251
†Lumentum Holdings, Inc.	2,800	273,280
Motorola Solutions, Inc.	28,689	6,948,476
		8,017,732
Construction & Engineering–0.08%
AECOM	4,400	337,964
Quanta Services, Inc.	1,690	222,421
		560,385
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.58%
Martin Marietta Materials, Inc.	10,071	$ 3,876,227
		3,876,227
Consumer Finance–1.10%
Ally Financial, Inc.	30,230	1,314,400
Capital One Financial Corp.	3,400	446,386
Discover Financial Services	41,958	4,623,352
SLM Corp.	13,700	251,532
Synchrony Financial	19,870	691,675
		7,327,345
Containers & Packaging–1.52%
=†Ardagh Group SA	3,700	91,575
Avery Dennison Corp.	940	163,532
†Berry Global Group, Inc.	16,920	980,683
Crown Holdings, Inc.	1,600	200,144
Graphic Packaging Holding Co.	15,700	314,628
Packaging Corp. of America	26,474	4,132,856
Silgan Holdings, Inc.	91,346	4,222,926
		10,106,344
Distributors–1.11%
Genuine Parts Co.	20,565	2,591,602
LKQ Corp.	105,086	4,771,955
		7,363,557
Diversified Consumer Services–0.07%
H&R Block, Inc.	16,710	435,128
		435,128
Diversified Financial Services–0.54%
Apollo Global Management, Inc.	6,030	373,800
†Berkshire Hathaway, Inc. Class B	5,650	1,993,941
Equitable Holdings, Inc.	18,800	581,108
Voya Financial, Inc.	9,760	647,576
		3,596,425
Diversified Telecommunication Services–0.40%
Lumen Technologies, Inc.	33,400	376,418
Verizon Communications, Inc.	44,420	2,262,755
		2,639,173
Electric Utilities–3.20%
Duke Energy Corp.	13,575	1,515,784
Edison International	41,561	2,913,426
Entergy Corp.	47,945	5,597,579
Evergy, Inc.	2,000	136,680
Exelon Corp.	27,370	1,303,633
FirstEnergy Corp.	1,200	55,032

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
NextEra Energy, Inc.	11,670	$ 988,566
NRG Energy, Inc.	18,200	698,152
OGE Energy Corp.	6,800	277,304
†PG&E Corp.	4,100	48,954
Southern Co.	5,160	374,152
Xcel Energy, Inc.	102,350	7,386,599
		21,295,861
Electrical Equipment–2.74%
Acuity Brands, Inc.	27,765	5,255,914
AMETEK, Inc.	33,855	4,508,809
Eaton Corp. PLC	11,920	1,808,979
Hubbell, Inc.	29,771	5,471,017
nVent Electric PLC	27,000	939,060
Regal Rexnord Corp.	1,800	267,804
		18,251,583
Electronic Equipment, Instruments & Components–2.37%
Amphenol Corp. Class A	47,053	3,545,443
†Arrow Electronics, Inc.	4,350	516,040
CDW Corp.	22,413	4,009,462
Corning, Inc.	12,600	465,066
Jabil, Inc.	51,768	3,195,639
TD SYNNEX Corp.	38,936	4,018,585
		15,750,235
Energy Equipment & Services–0.13%
Baker Hughes Co.	6,100	222,101
Halliburton Co.	17,300	655,151
		877,252
Entertainment–0.94%
Activision Blizzard, Inc.	1,150	92,127
†Roku, Inc.	1,750	219,222
†Spotify Technology SA	1,050	158,571
†Take-Two Interactive Software, Inc.	2,950	453,533
†Walt Disney Co.	2,030	278,435
†Zynga, Inc. Class A	545,583	5,041,187
		6,243,075
Equity Real Estate Investment Trusts–8.95%
Alexandria Real Estate Equities, Inc.	1,150	231,438
American Campus Communities, Inc.	2,200	123,134
American Homes 4 Rent Class A	101,537	4,064,526
Apartment Income REIT Corp.	1,000	53,460
AvalonBay Communities, Inc.	17,925	4,452,032
Boston Properties, Inc.	34,076	4,388,989
Brixmor Property Group, Inc.	135,038	3,485,331
Camden Property Trust	3,385	562,587
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Cousins Properties, Inc.	3,700	$ 149,073
CubeSmart	2,900	150,887
Duke Realty Corp.	2,900	168,374
Equity LifeStyle Properties, Inc.	1,785	136,517
Equity Residential	2,425	218,056
Essex Property Trust, Inc.	10,010	3,458,255
Federal Realty Investment Trust	16,665	2,034,297
First Industrial Realty Trust, Inc.	3,600	222,876
Gaming & Leisure Properties, Inc.	23,633	1,109,097
Healthcare Trust of America, Inc. Class A	2,200	68,948
Highwoods Properties, Inc.	3,400	155,516
Host Hotels & Resorts, Inc.	91,438	1,776,640
Invitation Homes, Inc.	19,740	793,153
JBG SMITH Properties	55,732	1,628,489
Kilroy Realty Corp.	3,100	236,902
Kimco Realty Corp.	131,504	3,248,149
Life Storage, Inc.	5,500	772,365
Medical Properties Trust, Inc.	10,000	211,400
Mid-America Apartment Communities, Inc.	12,305	2,577,282
Rayonier, Inc.	102,131	4,199,627
Realty Income Corp.	1,810	125,433
Regency Centers Corp.	33,653	2,400,805
Rexford Industrial Realty, Inc.	37,764	2,816,817
Simon Property Group, Inc.	1,700	223,652
Spirit Realty Capital, Inc.	2,250	103,545
Sun Communities, Inc.	14,214	2,491,572
UDR, Inc.	3,000	172,110
Ventas, Inc.	31,974	1,974,714
VICI Properties, Inc.	24,818	706,320
Weyerhaeuser Co.	130,229	4,935,679
WP Carey, Inc.	36,341	2,937,806
		59,565,853
Food & Staples Retailing–1.38%
Albertsons Cos., Inc. Class A	27,360	909,720
Kroger Co.	65,384	3,751,080
†U.S. Foods Holding Corp.	91,114	3,428,620
Walmart, Inc.	7,210	1,073,713
		9,163,133
Food Products–0.85%
Archer-Daniels-Midland Co.	12,350	1,114,711
Bunge Ltd.	2,260	250,431
Conagra Brands, Inc.	4,900	164,493
Hershey Co.	1,600	346,608
Lamb Weston Holdings, Inc.	2,050	122,816

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
†Pilgrim's Pride Corp.	15,700	$ 394,070
†Post Holdings, Inc.	34,263	2,373,055
Tyson Foods, Inc. Class A	9,840	881,959
		5,648,143
Gas Utilities–0.83%
National Fuel Gas Co.	80,580	5,535,846
		5,535,846
Health Care Equipment & Supplies–1.09%
†Align Technology, Inc.	500	218,000
Cooper Cos., Inc.	500	208,795
Dentsply Sirona, Inc.	2,600	127,972
†Hologic, Inc.	14,490	1,113,122
Medtronic PLC	3,740	414,953
Teleflex, Inc.	600	212,898
Zimmer Biomet Holdings, Inc.	38,477	4,921,208
†Zimvie, Inc.	318	7,263
		7,224,211
Health Care Providers & Services–4.90%
AmerisourceBergen Corp.	44,037	6,812,964
Anthem, Inc.	5,080	2,495,398
Cardinal Health, Inc.	8,100	459,270
†Centene Corp.	6,200	521,978
Cigna Corp.	2,550	611,006
†DaVita, Inc.	1,900	214,909
†Henry Schein, Inc.	63,381	5,526,189
†Laboratory Corp. of America Holdings	26,998	7,118,293
McKesson Corp.	6,717	2,056,275
†Molina Healthcare, Inc.	1,400	467,026
Premier, Inc. Class A	8,300	295,397
Quest Diagnostics, Inc.	1,850	253,191
UnitedHealth Group, Inc.	2,890	1,473,813
Universal Health Services, Inc. Class B	29,632	4,295,158
		32,600,867
Hotels, Restaurants & Leisure–1.44%
†Chipotle Mexican Grill, Inc.	500	791,015
Darden Restaurants, Inc.	19,091	2,538,149
Domino's Pizza, Inc.	730	297,117
†Expedia Group, Inc.	18,488	3,617,547
†Las Vegas Sands Corp.	3,290	127,882
MGM Resorts International	10,200	427,788
†Six Flags Entertainment Corp.	6,500	282,750
Travel & Leisure Co.	22,010	1,275,259
Wyndham Hotels & Resorts, Inc.	2,781	235,523
		9,593,030
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–1.49%
Lennar Corp. Class A	4,800	$ 389,616
†Mohawk Industries, Inc.	23,041	2,861,692
Newell Brands, Inc.	244,144	5,227,123
PulteGroup, Inc.	2,200	92,180
Tempur Sealy International, Inc.	1,600	44,672
Toll Brothers, Inc.	17,000	799,340
Whirlpool Corp.	2,690	464,778
		9,879,401
Household Products–0.52%
Energizer Holdings, Inc.	53,493	1,645,445
Procter & Gamble Co.	11,880	1,815,264
		3,460,709
Independent Power and Renewable Electricity Producers–0.29%
AES Corp.	42,900	1,103,817
Vistra Corp.	35,900	834,675
		1,938,492
Insurance–4.48%
†Alleghany Corp.	3,327	2,817,969
†American Financial Group, Inc.	1,645	239,545
†Arch Capital Group Ltd.	70,885	3,432,252
Arthur J Gallagher & Co.	2,050	357,930
Assurant, Inc.	940	170,920
Axis Capital Holdings Ltd.	800	48,376
Chubb Ltd.	3,000	641,700
Everest Re Group Ltd.	950	286,311
Fidelity National Financial, Inc.	8,750	427,350
First American Financial Corp.	4,475	290,069
Hartford Financial Services Group, Inc.	70,278	5,046,663
Loews Corp.	109,821	7,118,597
MetLife, Inc.	4,760	334,533
Old Republic International Corp.	900	23,283
Progressive Corp.	7,950	906,220
Prudential Financial, Inc.	7,740	914,636
RenaissanceRe Holdings Ltd.	17,954	2,845,889
W R Berkley Corp.	58,905	3,922,484
		29,824,727
Interactive Media & Services–1.23%
†Alphabet, Inc. Class C	475	1,326,670
†Alphabet, Inc. Class A	600	1,668,810
†Bumble, Inc. Class A	10,572	306,377
†IAC/InterActiveCorp	42,154	4,227,203
†Match Group, Inc.	2,888	314,041
†Pinterest, Inc. Class A	2,100	51,681
†Twitter, Inc.	6,350	245,682

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†Vimeo, Inc.	2,341	$ 27,811
		8,168,275
IT Services–1.56%
Accenture PLC Class A	1,700	573,291
Fidelity National Information Services, Inc.	914	91,784
†FleetCor Technologies, Inc.	20,647	5,142,342
Global Payments, Inc.	1,697	232,217
†Globant SA	700	183,449
†GoDaddy, Inc. Class A	29,119	2,437,260
Mastercard, Inc. Class A	890	318,068
†MongoDB, Inc.	1,150	510,129
†SolarWinds Corp.	7,700	102,487
†StoneCo Ltd. Class A	600	7,020
†Toast, Inc. Class A	8,500	184,705
†Twilio, Inc. Class A	1,100	181,291
†VeriSign, Inc.	1,850	411,551
		10,375,594
Leisure Products–0.09%
Brunswick Corp.	5,650	457,028
†Mattel, Inc.	6,300	139,923
		596,951
Life Sciences Tools & Services–0.81%
†10X Genomics, Inc. Class A	300	22,821
Agilent Technologies, Inc.	21,220	2,808,043
†Bio-Rad Laboratories, Inc. Class A	375	211,211
Bio-Techne Corp.	275	119,086
†Charles River Laboratories International, Inc.	1,375	390,459
†IQVIA Holdings, Inc.	2,620	605,770
†QIAGEN NV	3,200	156,800
†Repligen Corp.	100	18,809
†Syneos Health, Inc.	3,900	315,705
Thermo Fisher Scientific, Inc.	1,270	750,125
		5,398,829
Machinery–4.43%
Crane Co.	4,570	494,840
Deere & Co.	975	405,074
Fortive Corp.	2,100	127,953
IDEX Corp.	16,747	3,210,902
Ingersoll Rand, Inc.	6,115	307,890
ITT, Inc.	54,421	4,093,003
Lincoln Electric Holdings, Inc.	34,057	4,693,395
†Middleby Corp.	27,003	4,426,872
Otis Worldwide Corp.	9,410	724,099
PACCAR, Inc.	8,000	704,560
Parker-Hannifin Corp.	3,460	981,810
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Snap-on, Inc.	25,549	$ 5,249,809
Timken Co.	63,657	3,863,980
Westinghouse Air Brake Technologies Corp.	1,800	173,106
		29,457,293
Media–1.92%
†Charter Communications, Inc. Class A	1,710	932,839
Comcast Corp. Class A	5,940	278,111
†Discovery, Inc. Class C	8,600	214,742
Fox Corp. Class B	28,710	1,041,599
†Liberty Broadband Corp. Class C	37,359	5,055,420
†Liberty Media Corp. Class C	90,058	4,118,352
Nexstar Media Group, Inc. Class A	3,450	650,256
Omnicom Group, Inc.	5,610	476,177
		12,767,496
Metals & Mining–0.79%
Alcoa Corp.	2,300	207,069
Freeport-McMoRan, Inc.	66,559	3,310,644
Newmont Corp.	2,075	164,859
Nucor Corp.	900	133,785
Reliance Steel & Aluminum Co.	1,425	261,274
Steel Dynamics, Inc.	14,090	1,175,529
		5,253,160
Mortgage Real Estate Investment Trusts (REITs)–0.03%
New Residential Investment Corp.	20,900	229,482
		229,482
Multiline Retail–0.74%
Kohl's Corp.	73,152	4,422,770
Target Corp.	2,510	532,672
		4,955,442
Multi-Utilities–2.53%
CenterPoint Energy, Inc.	1,970	60,361
CMS Energy Corp.	107,110	7,491,274
DTE Energy Co.	1,700	224,757
NiSource, Inc.	3,100	98,580
Sempra Energy	16,145	2,714,297
WEC Energy Group, Inc.	62,625	6,250,601
		16,839,870
Oil, Gas & Consumable Fuels–4.77%
APA Corp.	17,600	727,408
Cheniere Energy, Inc.	12,950	1,795,517
Chevron Corp.	4,440	722,965
Coterra Energy, Inc.	286,011	7,713,717

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.	14,400	$ 851,472
Diamondback Energy, Inc.	44,117	6,047,558
†DTE Midstream LLC	850	46,121
EOG Resources, Inc.	7,570	902,571
Exxon Mobil Corp.	14,450	1,193,426
Kinder Morgan, Inc.	35,890	678,680
Marathon Oil Corp.	14,600	366,606
Marathon Petroleum Corp.	14,400	1,231,200
Pioneer Natural Resources Co.	1,700	425,051
Targa Resources Corp.	6,300	475,461
Valero Energy Corp.	630	63,970
Williams Cos., Inc.	254,778	8,512,133
		31,753,856
Paper & Forest Products–0.09%
Louisiana-Pacific Corp.	9,480	588,898
		588,898
Personal Products–0.17%
†BellRing Brands, Inc.	43,438	1,002,549
†Herbalife Nutrition Ltd.	4,200	127,512
		1,130,061
Pharmaceuticals–1.33%
Bristol-Myers Squibb Co.	27,630	2,017,819
†Jazz Pharmaceuticals PLC	24,152	3,759,742
Johnson & Johnson	4,390	778,040
Merck & Co., Inc.	2,650	217,432
†Nektar Therapeutics	13,100	70,609
Pfizer, Inc.	36,710	1,900,477
Viatris, Inc.	10,100	109,888
		8,854,007
Professional Services–0.84%
†FTI Consulting, Inc.	2,600	408,772
Leidos Holdings, Inc.	38,610	4,170,652
ManpowerGroup, Inc.	8,370	786,111
TransUnion	1,900	196,346
		5,561,881
Real Estate Management & Development–0.82%
†CBRE Group, Inc. Class A	51,220	4,687,655
†Jones Lang LaSalle, Inc.	3,190	763,877
		5,451,532
Road & Rail–0.31%
CSX Corp.	10,310	386,109
Knight-Swift Transportation Holdings, Inc.	14,850	749,331
Landstar System, Inc.	1,160	174,963
Norfolk Southern Corp.	1,480	422,126
Schneider National, Inc. Class B	7,000	178,500
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail (continued)
†XPO Logistics, Inc.	1,700	$ 123,760
		2,034,789
Semiconductors & Semiconductor Equipment–0.88%
†Cirrus Logic, Inc.	1,800	152,622
†Enphase Energy, Inc.	1,700	343,026
Lam Research Corp.	2,595	1,395,098
Marvell Technology, Inc.	15,300	1,097,163
Microchip Technology, Inc.	3,510	263,742
NXP Semiconductors NV	2,240	414,579
†ON Semiconductor Corp.	12,100	757,581
†Qorvo, Inc.	3,510	435,591
QUALCOMM, Inc.	3,350	511,947
Skyworks Solutions, Inc.	3,650	486,472
		5,857,821
Software–2.36%
†Anaplan, Inc.	4,900	318,745
†Avalara, Inc.	1,700	169,167
†Bill.com Holdings, Inc.	600	136,074
†Black Knight, Inc.	1,821	105,600
†C3.ai, Inc. Class A	2,400	54,480
†Cadence Design Systems, Inc.	3,950	649,617
†Crowdstrike Holdings, Inc. Class A	400	90,832
†Dropbox, Inc. Class A	7,080	164,610
†Elastic NV	1,900	169,005
†Five9, Inc.	1,800	198,720
†Freshworks, Inc. Class A	8,500	152,320
†HashiCorp, Inc. Class A	943	50,922
†HubSpot, Inc.	1,000	474,940
Intuit, Inc.	680	326,971
Microsoft Corp.	3,520	1,085,251
†N-Able, Inc.	7,600	69,160
†NCR Corp.	27,850	1,119,291
†New Relic, Inc.	6,500	434,720
NortonLifeLock, Inc.	158,182	4,194,987
Oracle Corp.	7,350	608,066
†Palo Alto Networks, Inc.	850	529,134
†Qualtrics International, Inc. Class A	14,980	427,679
†Smartsheet, Inc. Class A	8,200	449,196
†Synopsys, Inc.	5,075	1,691,345
†Teradata Corp.	5,100	251,379
†Trade Desk, Inc. Class A	2,000	138,500
†UiPath, Inc. Class A	7,298	157,564
†VMware, Inc. Class A	5,690	647,920
†Workday, Inc. Class A	1,940	464,552
†Zendesk, Inc.	2,800	336,812
		15,667,559
Specialty Retail–2.87%
Advance Auto Parts, Inc.	1,950	403,572

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†AutoNation, Inc.	5,000	$ 497,900
†AutoZone, Inc.	3,185	6,511,987
Bath & Body Works, Inc.	49,660	2,373,748
Best Buy Co., Inc.	43,939	3,994,055
†Burlington Stores, Inc.	2,180	397,131
†Five Below, Inc.	900	142,533
†Floor & Decor Holdings, Inc. Class A	4,000	324,000
Gap, Inc.	154,996	2,182,344
Lowe's Cos., Inc.	2,200	444,818
†O'Reilly Automotive, Inc.	1,400	958,944
Tractor Supply Co.	2,800	653,436
†Ulta Beauty, Inc.	600	238,932
		19,123,400
Technology Hardware, Storage & Peripherals–0.58%
Dell Technologies, Inc. Class C	13,019	653,424
Hewlett Packard Enterprise Co.	48,100	803,751
HP, Inc.	15,500	562,650
†Pure Storage, Inc. Class A	3,400	120,054
Seagate Technology Holdings PLC	8,190	736,281
†Western Digital Corp.	7,000	347,550
Xerox Holdings Corp.	31,800	641,406
		3,865,116
Textiles, Apparel & Luxury Goods–1.67%
†Capri Holdings Ltd.	9,550	490,774
Carter's, Inc.	36,599	3,366,742
PVH Corp.	2,850	218,338
Ralph Lauren Corp.	31,322	3,553,168
Tapestry, Inc.	93,891	3,488,051
		11,117,073
Thrifts & Mortgage Finance–0.36%
MGIC Investment Corp.	172,231	2,333,730
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
New York Community Bancorp, Inc.	2,800	$ 30,016
		2,363,746
Tobacco–0.27%
Altria Group, Inc.	10,770	562,732
Philip Morris International, Inc.	13,440	1,262,554
		1,825,286
Trading Companies & Distributors–0.28%
MSC Industrial Direct Co., Inc. Class A	6,500	553,865
†United Rentals, Inc.	1,470	522,159
†Univar Solutions, Inc.	1,800	57,852
WW Grainger, Inc.	1,475	760,790
		1,894,666
Water Utilities–0.04%
American Water Works Co., Inc.	1,200	198,636
Essential Utilities, Inc.	1,700	86,921
		285,557
Total Common Stock (Cost $426,271,326)		629,720,733

MONEY MARKET FUND–4.99%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.25%)	33,205,879	33,205,879
Total Money Market Fund (Cost $33,205,879)		33,205,879

TOTAL INVESTMENTS–99.64% (Cost $459,477,205)	662,926,612
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.36%	2,380,465
NET ASSETS APPLICABLE TO 30,982,398 SHARES OUTSTANDING–100.00%	$665,307,077

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(1)	British Pound	$(82,069)	$(81,782)	6/13/22	$—	$(287)
(1)	Euro	(138,738)	(137,882)	6/13/22	—	(856)
(1)	Japanese Yen	(102,969)	(108,150)	6/13/22	5,181	—
					5,181	(1,143)
Equity Contracts:
(9)	E-mini Russell 2000 Index	(929,880)	(890,112)	6/17/22	—	(39,768)
10	E-mini S&P 500 Index	2,265,375	2,251,178	6/17/22	14,197	—
(13)	E-mini S&P 500 Index	(2,944,988)	(2,830,667)	6/17/22	—	(114,320)
6	E-mini S&P MidCap 400 Index	1,613,520	1,621,912	6/17/22	—	(8,392)
(67)	E-mini S&P MidCap 400 Index	(18,017,640)	(17,510,444)	6/17/22	—	(507,196)
(4)	Euro STOXX 50 Index	(169,167)	(163,108)	6/17/22	—	(6,059)
(1)	FTSE 100 Index	(98,340)	(97,614)	6/17/22	—	(726)
					14,197	(676,461)
Total Futures Contracts					$19,378	$(677,604)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2022.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–8

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–9

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$629,629,158	$—	$91,575	$629,720,733
Money Market Fund	33,205,879	—	—	33,205,879
Total Investments	$662,835,037	$—	$91,575	$662,926,612
Derivatives:

Assets:
Futures Contracts	$19,378	$—	$—	$19,378
Liabilities:
Futures Contracts	$(677,604)	$—	$—	$(677,604)
During the period ended March 31, 2022, there were no material transfers to or from Level 3 investments.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–10